Intangible Assets, Net	6 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Trading rights	64	64
Trading platform system	14	47
	78	111
Less: accumulated amortization	(7)	(25)
Intangible assets, net	71	86

Amortization expenses for the six months ended September 30, 2025 and 2024, were $4,000 and $15,000, respectively. During the six months ended September 30, 2025, certain trading platform system items with carrying amount of $11,000 were disposed at no proceed, which resulted in a loss of disposal of intangible assets of $11,000.